Condensed Consolidated Statements of Operations (Unaudited) - USD ($)		3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Income Statement [Abstract]
Revenue		$ 62,372	$ 63,038
Operating expenses:
Cost of revenue		24,804	24,804
Selling, general and administrative	26,071	175,843	480,848
Research and development		24,804	138,711
Amortization expense		25,125	50,250
Impairment of digital intangible assets		36,201,740	36,201,740
Change in fair value of digital assets - restricted		17,659	46,116
Change in fair value of liabilities denominated in digital assets		(24,135)	(24,135)
Change in fair value of related party demand notes		(17,659)	(46,116)
General and administrative				$ 48,563
Total operating expenses	26,071	36,428,181	36,872,218	48,563
Loss from operations	(26,071)	(36,365,809)	(36,809,180)	(48,563)
Change in fair value of warrant liabilities		(2,185,000)	(2,185,000)
Loss before income taxes	(26,071)	(34,180,809)	(34,624,180)
Provision for income taxes
Net loss	$ (26,071)	$ (34,180,809)	$ (34,624,180)	$ (48,563)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in Shares)	700,000	2,238,201	1,473,349	1
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in Shares)	700,000	2,238,201	1,473,349	1
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ (0.04)	$ (15.27)	$ (23.5)	$ (48,563)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.04)	$ (15.27)	$ (23.5)	$ (48,563)